Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Other Comprehensive Income (loss) [Abstract]
Profit/(loss) for the period	$ (8,907)	$ (21,592)	$ (35,455)	$ 54,908	$ 40,070
Items that may be reclassified subsequently to profit and loss:
Exchange differences on translation of foreign operations	(159)	(353)	1,447	(3,551)	3,126
Net surplus on revaluation of building				5,565
Derecognition of warrants	1,809		256
Exercise of warrants	2,729
Resale of backstop shares	1,531
Change in fair value of settlement of liabilities by shares	735
Change in fair value of convertible loans			613
Change in fair value of promissory notes			456
Other comprehensive income/(loss) for the period, net of tax	6,645	(353)	2,772	2,014	3,126
Total comprehensive income/(loss) for the period	(2,262)	(21,945)	(32,683)	56,922	43,196
Total comprehensive income/(loss) attributable to:
Equity holders of the parent	(2,125)	(21,839)	(32,482)	57,420	43,768
Non-controlling interests	(137)	(106)	(201)	(498)	(572)
Total comprehensive income/(loss) for the period	$ (2,262)	$ (21,945)	$ (32,683)	$ 56,922	$ 43,196